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                    Skadden, Arps, Slate, Meagher & Flom LLP
                             333 West Wacker Drive
                            Chicago, Illinois  60606
                           Telephone: (312) 407-0700

                                January 25, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

  Re:   Van Kampen Tax Free Trust
        Post-Effective Amendment No. 58 to the
        Registration Statement on Form N-1A
        Rule 485(b) Filing (File Nos. 2-99715
        and 811-4386)

Ladies and Gentlemen:

        Van Kampen Tax Free Trust (the "Registrant") hereby files via EDGAR one electronically signed copy of Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A (the "Registration Statement"), complete with exhibits filed therewith (the "Exhibits"). The Registration Statement and Exhibits thereto are filed pursuant to Rule 485(b) of the General Rules and Regulations of the Securities and Exchange Commission (the "Commission") promulgated under the Securities Act of 1933, as amended (the "1933 Act Rules"), and under the Investment Company Act of 1940, as amended (the "1940 Act"), and the General Rules and Regulations of the Commission promulgated thereunder.

        Pursuant to Rule 485(b)(4), the undersigned hereby represents that this Amendment to the Registration Statement does not contain any disclosures that would render it ineligible to become effective under paragraph(b) of Rule 485.

        Should the staff have any questions regarding the foregoing, please call the undersigned at (312) 407-0863 or Alice Gerstel at (212) 296-6992.

                                        Very truly yours,


                                        /s/ Charles B. Taylor
                                        -----------------------------
                                        Charles B. Taylor